Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of reconciliation of income tax provision (benefit) at effective income tax rate

	Years Ended
	December 31,
	2021	2020
Federal income tax benefit at statutory rate	21.0%	21.0%
State and local tax, net of federal benefit	4.5%	1.9%
Permanent differences	(3.2)%	(14.8)%
Deferred true-up	—%	(0.6)%
Change in valuation allowance	(23.1)%	(7.5)%
Effective income tax rate	(0.8)%	0.0%

Schedule of components of deferred tax assets

Net operating loss carryforwards	$1,353,293	$421,000
Capitalized research and development	666,145	10,000
Capitalized patent and other costs	4,829	4,000
Stock-based compensation	35,123	—
Accrued expenses	16,798	—
Subtotal deferred tax assets before valuation allowance	2,076,188	435,000
Less valuation allowance	(2,019,835)	(435,000)
Deferred tax assets	56,353	—

Deferred tax liability
Fixed assets	(56,353)	—

Net deferred taxes	$—	$—